Shareholder Report, Holdings (Details) - MATTHEW 25 FUND	Jun. 30, 2024
Nvidia Corp [Member]
Holdings [Line Items]
Percent of Total Investments	15.98%
Fed Ex Corp [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
Amazon [Member]
Holdings [Line Items]
Percent of Total Investments	7.83%
Fed Agriculture Mtg Corp [Member]
Holdings [Line Items]
Percent of Total Investments	7.61%
Goldman Sachs [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Park Hotels Resorts [Member]
Holdings [Line Items]
Percent of Total Investments	5.04%
Tesla Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
J P Morgan Chase [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Apple Inc [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Berkshire Hathaway [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Semiconductors [Member]
Holdings [Line Items]
Percent of Total Investments	15.98%
Air Courier [Member]
Holdings [Line Items]
Percent of Total Investments	10.71%
Hotels Motels [Member]
Holdings [Line Items]
Percent of Total Investments	8.11%
Retail Catalog Mail Order [Member]
Holdings [Line Items]
Percent of Total Investments	7.83%
Federally Spon Credit Agencies [Member]
Holdings [Line Items]
Percent of Total Investments	7.61%
Security Brokers Dealers [Member]
Holdings [Line Items]
Percent of Total Investments	6.41%
Motor Vehicles [Member]
Holdings [Line Items]
Percent of Total Investments	4.95%
National Commercial Bank [Member]
Holdings [Line Items]
Percent of Total Investments	4.89%
Electronic Computers [Member]
Holdings [Line Items]
Percent of Total Investments	4.83%
Fire Marine Casualty [Member]
Holdings [Line Items]
Percent of Total Investments	4.65%
Invest Advice [Member]
Holdings [Line Items]
Percent of Total Investments	4.63%
Services Business Svcs [Member]
Holdings [Line Items]
Percent of Total Investments	4.54%
Carpets Rugs [Member]
Holdings [Line Items]
Percent of Total Investments	4.18%
State Comm Banks [Member]
Holdings [Line Items]
Percent of Total Investments	3.66%
Transport Equipment [Member]
Holdings [Line Items]
Percent of Total Investments	2.77%
Reits [Member]
Holdings [Line Items]
Percent of Total Investments	1.81%
Business Services [Member]
Holdings [Line Items]
Percent of Total Investments	1.52%
Money Market Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.46%
Farm Machinery [Member]
Holdings [Line Items]
Percent of Total Investments	0.39%